Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flow from operating activities
Income before tax	$ 34,150	$ 20,141	$ 2,900
Finance expense (income), net	1,525	1,637	(1,023)
Adjustments for non-cash items:
Depreciation and amortization	5,802	2,088	6,959
Movements in credit loss allowance and write-offs	480	914	796
Fair value movement on contingent consideration	0	6,939	10,852
Share-based payment expense	4,953	3,607	3,214
Warrants repurchased	0	0	(800)
Income tax paid	(1,901)	(3,826)	(1,444)
Payment of contingent consideration in relation to business combinations	0	(4,621)	0
Payment of deferred consideration in relation to business combinations	(7,156)	(2,897)	0
Cash flows from operating activities before changes in working capital	37,853	23,982	21,454
Changes in working capital
Trade and other receivables	(98)	(10,387)	(5,838)
Trade and other payables	(117)	4,240	3,214
Inventories	0	75	(75)
Cash flows generated by operating activities	37,638	17,910	18,755
Cash flows from investing activities
Acquisition of property and equipment	(1,326)	(451)	(330)
Acquisition of intangible assets	(21,074)	(6,815)	(6,922)
Capitalization of internally developed intangibles	(1,886)	(1,977)	(2,036)
Acquisition of subsidiaries, net of cash acquired	0	0	(23,411)
Interest received from bank deposits	137	259	0
Payment of deferred consideration in relation to business combinations	(10,154)	(4,933)	0
Payment of deferred consideration for intangible assets	(9,539)	0	0
Payment of contingent consideration in relation to business combinations	0	(5,557)	0
Cash flows used in investing activities	(43,842)	(19,474)	(32,699)
Cash flows from financing activities
Exercise of options	1,521	106	0
Issue of ordinary shares	218	0	0
Treasury shares acquired	(27,078)	(2,572)	(348)
Proceeds from borrowings	45,560	0	0
Transaction costs related to borrowings	(847)	0	0
Repayment of borrowings	(21,060)	0	(6,000)
Interest payment attributable to third party borrowings	(888)	0	(458)
Interest payment attributable to deferred consideration settled in relation to business combinations	(1,272)	(110)	0
Interest payment attributable to deferred consideration settled for intangible assets	(461)	0	0
Principal paid on lease liability	(688)	(402)	(315)
Interest paid on lease liability	(249)	(165)	(189)
Cash flows used in financing activities	(5,244)	(3,143)	(7,310)
Net movement in cash and cash equivalents	(11,448)	(4,707)	(21,254)
Cash and cash equivalents at the beginning of the year	25,429	29,664	51,047
Net foreign exchange differences on cash and cash equivalents	(252)	472	(129)
Cash and cash equivalents at the end of the year	13,729	25,429	29,664
Supplemental non-cash items
Right-of-use assets	4,135	75	839
Issue of ordinary shares for acquisitions	0	9,912	7,392
Issue of ordinary shares at a discount	$ 39	$ 0	$ 0